Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Summary of Changes in Intangible Assets

Changes in intangible assets for the year ended December 31, 2022 are as follows:

	Development costs	Industrial patents and intellectual property rights	Concessions, licenses, trademarks and similar rights	Intangible fixed assets in process and advances	Other intangible assets	Costs to obtain a contract	Total
	(EUR thousand)
Cost
At January 1, 2021	17,113	14,860	25,370	1,588	10,952	—	69,883
Additions	112	1,298	345	3,688	46	—	5,489
Disposals	(1,153)	(138)	—	(362)	(91)	—	(1,744)
Reclassifications	—	856	—	(856)	—	—	—
Exchange differences	9	47	162	15	399	—	632
At December 31, 2021	16,081	16,923	25,877	4,073	11,306	—	74,260
Additions	—	4,792	43	2,667	95	500	8,097
Disposals	—	—	—	—	—	—	—
Reclassifications	—	3,435	—	(3,593)	158	—	—
Exchange differences	—	105	(35)	—	347	—	417
At December 31, 2022	16,081	25,255	25,885	3,147	11,906	500	82,773

Amortization
At January 1, 2021	6,987	9,704	12,818	—	6,473	—	35,982
Amortization	2,896	2,243	1,656	—	709	—	7,504
Disposal	(1,134)	(139)	—	—	(62)	—	(1,335)
Exchange differences	3	30	28	—	120	—	181
At December 31, 2021	8,752	11,838	14,502	—	7,240	—	42,332
Amortization	2,694	3,271	1,483	—	635	33	8,116
Disposal	—	—	—	—	—	—	—
Exchange differences	1	59	(8)	—	116	—	168
At December 31, 2022	11,447	15,168	15,977	—	7,991	33	50,616

Net book value
At December 31, 2022	4,634	10,087	9,908	3,147	3,915	467	32,158
At December 31, 2021	7,329	5,085	11,375	4,073	4,066	—	31,928